Stock-Based Compensation (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock-Based Compensation
16. Stock-based compensation

During the six months ended June 30, 2020, an employee exercised stock options to buy 175,000 shares at an exercise price of $0.21 per share and 50,000 shares at an exercise price of $0.15 per share of the Company’s common stock totaling 225,000 shares.

During the six months ended June 30, 2020, 10,000 stock options to purchase the Company’s common stock were forfeited due to termination.

The range of exercise prices for options was $0.04 to $2.00 for options outstanding at June 30, 2020 and December 31, 2019, respectively. The aggregate intrinsic value for all vested and exercisable options was $3,034,841 and $981,088 at June 30, 2020 and December 31, 2019, respectively.

The weighted average remaining contractual term for outstanding exercisable stock options was 6.1 and 6.6 years as of June 30, 2020 and December 31, 2019, respectively.

18. Stock-based compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”). The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock. Options granted may include non-statutory options as well as qualified incentive stock options. The Stock Incentive Plan is currently administered by the board of directors of the Company. The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option. The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to three years and have a ten year term. The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant. As of December 31, 2019, and 2018, the Stock Incentive Plan reserved a total of 35,000,000 and 35,000,000, respectively, shares of common stock for grant. On December 31, 2019, there were 2,028,281 shares of common stock available for grant under the Stock Incentive Plan.

During the year ended December 31, 2019, the Company granted to employees, members of the board of directors and members of the Company’s Medical Advisory Board options to purchase an aggregate of 2,700,000 shares of common stock under a previously issued incentive plan. The options have an exercise price between $0.14 and $0.18 per share for an aggregate grant date value of approximately $333,422. The options vested upon issuance and have a term of ten years.

During the year ended December 31, 2018, the Company granted to employees, members of the board of directors and members of the Company’s Medical Advisory Board options to purchase an aggregate of 10,110,000 shares of common stock under a previously issued incentive plan. The options have an exercise price between $0.11 and $0.42 per share for an aggregate grant date value of approximately $2,500,000. The options vested upon issuance and have a term of ten years.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the years ended December 31, 2019 and 2018:

	2019	2018
Weighted average expected life in years	5.00	5.00
Weighted average risk free interest rate	1.54% - 2.15%	2.84% - 3.21%
Weighted average volatility	131% - 189%	134% - 144%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted. The risk-free rate for periods within the contractual life of the option is based on the United States Treasury yield curve in effect at the time of the grant. The expected volatility is based on the average volatility of the Company and that of peer group companies similar in size and value to us. We estimate pre-vesting forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The expected dividend yield is based on our historical dividend experience, however, since our inception, we have not declared dividends. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest.

For the years ended December 31, 2019 and 2018, the Company recognized $333,422 and $2,480,970, respectively, as compensation cost related to options granted. As of December 31, 2019, and 2018, there are no unamortized compensation costs related to options granted.

A summary of option activity as of December 31, 2019 and 2018, and the changes during the years then ended, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding at December 31, 2017	221,593,385	$0.31
Granted	10,110,000	$0.25
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2018	31,703,385	$0.29
Granted	2,700,000	$0.15
Exercised	—	$—
Forfeited or expired	(100,000)	$0.11
Outstanding at December 31, 2019	34,303,385	$0.28
Vested and exercisable at December 31, 2019	33,928,385	$0.29

The range of exercise prices for options was $0.04 to $2.00 for options outstanding at December 31, 2019 and 2018, respectively. The aggregate intrinsic value for outstanding options was $981,088 and $2,085,866 at December 31, 2019 and 2018, respectively. The aggregate intrinsic value for all vested and exercisable options was $981,088 and $2,085,866 at December 31, 2019 and 2018, respectively.

The weighted average remaining contractual term for outstanding exercisable stock options is 6.62 years and 7.4 years as of December 31, 2019 and 2018, respectively.

A summary of the Company’s nonvested options as of December 31, 2019 and 2018, and changes during the years then ended, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding at December 31, 2017	—	$—
Granted	10,110,000	$0.25
Vested	(10,110,000)	$0.25
Forfeited or expired	—	$—
Outstanding at December 31, 2018	—	$—
Granted	2,700,000	$0.15
Vested	(2,350,000)	$0.15
Forfeited or expired	—	$—
Outstanding at December 31, 2019	350,000	$0.18